Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended		12 Months Ended
	Feb. 28, 2021 CNY (¥) shares	Feb. 28, 2021 USD ($) shares	Feb. 10, 2021 USD ($) $ / shares shares	Mar. 28, 2018 shares	Mar. 07, 2018 USD ($) shares	Feb. 03, 2015 $ / shares shares	Oct. 31, 2019 CNY (¥) shares	Oct. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 $ / shares shares	Nov. 27, 2014 $ / shares shares
Number of ordinary shares issued										123,267,785			114,729,466
Number of shares split						10,000
Total consideration connection with concurrent private placements | ¥												¥ 881,662
Net proceeds | $								$ 213,200
Underwriter commissions and relevant offering expenses								$ 7,000			¥ 7,909
Proceeds received from ordinary shareholders									¥ 1,498,627	$ 235,167
Ordinary shares outstanding										123,267,785			114,729,466
NetEase [Member]
Number of shares issued					65,377,160
Total consideration of share issued | $					$ 7
Description of share split					This issuance to NetEase was treated as an in substance 10,000 to 65,387,160 share split
Youdao Information [Member]
Number of shares issued				26,612,840
Ordinary shares [Member] | NetEase [Member]
Number of ordinary shares issued														1
Common stock par value | $ / shares						$ 0.0001								$ 1
Class A ordinary shares [Member]
Number of ordinary shares issued										34,979,425			25,597,106
Common stock par value | $ / shares								$ 0.0001		$ 0.0001			$ 0.0001
Number of shares issued on conversion							6,814,815	6,814,815
Voting right									one vote per share	one vote per share
Ordinary shares outstanding										34,979,425			25,597,106
Class B ordinary shares [Member]
Number of ordinary shares issued										88,288,360			89,132,360
Common stock par value | $ / shares										$ 0.0001			$ 0.0001
Voting right									three votes per share	three votes per share
Conversion ratio									1	1
Ordinary shares outstanding										88,288,360			89,132,360
IPO [Member] | American depositary shares [Member]
Number of shares issued							5,600,000	5,600,000
Class A ordinary shares represented							1	1
Private Placement [Member]
Total consideration connection with concurrent private placements							¥ 881,700	$ 125,000
Private Placement [Member] | Class A ordinary shares [Member] | Orbis Investment Management Limited [Member]
Common stock par value | $ / shares								$ 17.00
Number of shares issued							7,352,941	7,352,941
Total consideration connection with concurrent private placements | $								$ 125,000
Follow-on Public Offering [Member] | American depositary shares [Member]
Common stock par value | $ / shares			$ 0.0001
Number of shares issued	7,000,000	7,000,000	7,000,000
Class A ordinary shares represented			1
Underwriter commissions and relevant offering expenses | $			$ 6,400
Proceeds received from ordinary shareholders	¥ 1,498,600	$ 231,600	$ 231,600